Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other liabilities [abstract]
Net defined benefit liability		€ 421	€ 476
Other post-employment benefits		76	87
Other staff-related liabilities		473	504
Other taxation and social security contributions		403	479
Accrued interest		61	3,606
Costs payable		2,272	2,599
Share-based payment plan liabilities		9	23
Amounts to be settled		6,098	5,017
Other		3,697	3,273
Other liabilities	[1]	€ 13,510	€ 16,064

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.